Asset Acquisition	6 Months Ended
Jun. 30, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Asset Acquisition

NOTE 5 – Asset Acquisition

Effective April 7, 2025 (the “Effective Time” or “Closing Date”), Edgemode, SAPL, an England and Wales private limited company, and Adler Capital Limited, a company registered in Hong Kong, and the sole shareholder of SAPL, (“ACL”) closed on a Share Exchange Agreement dated April 7, 2025 (the “Share Exchange” or “Transaction”). In accordance with the Share Exchange, SAPL agreed to transfer 100% of SAPL’s outstanding capital stock to Edgemode in exchange for 1,260,246,354 shares of Edgemode common stock, par value $0.001 per share, which represented approximately 55% of the Company’s outstanding common stock at the Effective Time with a fair value of $3,150,616 based on the closing price on the closing date. At the time of acquisition SAPL owns a piece of land, various power and connection agreements to the Marviken data center and an option to enter into a lease for a 1,100 square meter building at the Marviken location. At the time of the acquisition the option agreement had a remaining term of 9 months, which the Company will make 9 remaining monthly payments of approximately $30,000. As of June 30, 2025, the Company has six months remaining on the option term with an estimated value of $180,053 classified under other current assets on the accompanying balance sheet. As of June 30, 2025, no additional payments have been made on the option agreement and the Company owes, $270,079, which is included in accounts payable and accrued expenses on the balance sheet.

As part of the consideration for the transaction, the Company agreed to assume the $1,750,000 promissory note issued by Marviken TWO AB dated December 4, 2024. The loan will bear interest at a rate of 5% and has a maturity date of December 3, 2027.

The Company determined the acquisition should be accounted for as an asset acquisition as SAPL did not contain an integrated set of inputs and outputs under ASC 805.

The aggregate purchase price was comprised as follows:

Cash	$183,000
Note payable	1,750,000
Fair value of common shares issued	3,150,616

Total Purchase Consideration	$5,083,616

The Company allocated the aggregate purchase price as follows:

Land	$880,000
Power purchase agreement	4,203,616

Total Purchase Consideration	$5,083,616